Supplemental of Cash Flows - Transactions not affecting cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Of Cash Flow [Abstract]
Reclassification of current portion of long-term borrowings with related party	$ 34,846	$ 0	$ 0
Extended long-term borrowings	0	34,014	0
Reassessment right-of-use assets	0	742	0
Reassessment lease liabilities	$ 0	$ (987)	$ 0